Group Companies - Associated Undertakings (Detail)	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 SEK / shares	Dec. 31, 2017 AED / shares	Dec. 31, 2017 AUD / shares	Dec. 31, 2017 ₨ / shares	Dec. 31, 2017 BRL / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2017 BHD / shares	Dec. 31, 2017 IDR / shares	Dec. 31, 2017 OMR / shares	Dec. 31, 2017 PHP / shares	Dec. 31, 2017 CAD / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 £ / shares
Unilever N.V. [member]
Disclosure of associates [Line Items]
Nominal Value	€ 0.16															€ 0.16		€ 0.16
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Nominal Value	€ 0.16															€ 0.16
Unilever PLC [member]
Disclosure of associates [Line Items]
Nominal Value | £ / shares		£ 0.0311															£ 0.0311		£ 0.0311
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Nominal Value | £ / shares		0.031															£ 0.031
Australia [Member] | Unilever N.V. [member] | SNDR PTY LTD [Member] | Series A Preferred Stock [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Australia
Name of Undertaking	SNDR PTY LTD
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares						AUD 0
Registered address	1-3 Newton Street, Cremorne, VIC 3121
Australia [Member] | Unilever PLC [member] | SNDR PTY LTD [Member] | Series A Preferred Stock [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Australia
Name of Undertaking	SNDR PTY LTD
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares						AUD 0
Registered address	1-3 Newton Street, Cremorne, VIC 3121
Bahrain [Member] | Unilever Bahrain Co. W.L.L. [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	49.00%
Bahrain [Member] | Unilever N.V. [member] | Unilever Bahrain Co. W.L.L. [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Bahrain
Name of Undertaking	Unilever Bahrain Co. W.L.L.
% holding as between NV/PLC	0.00%
Nominal Value | BHD / shares											BHD 50.00
Registered address	161, Road 328, Block 358, Zinj, Manama
Bahrain [Member] | Unilever PLC [member] | Unilever Bahrain Co. W.L.L. [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Bahrain
Name of Undertaking	Unilever Bahrain Co. W.L.L.
% holding as between NV/PLC	49.00%
Nominal Value | BHD / shares											BHD 50.00
Registered address	161, Road 328, Block 358, Zinj, Manama
Brazil [Member] | ITB Ice Tea do Brazil Limitada [Member] | Quota Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	50.00%
Brazil [Member] | Gallo Brasil Distribuicao E Comercio Limitada [Member] | Quota Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	55.00%
Brazil [Member] | Unilever N.V. [member] | ITB Ice Tea do Brazil Limitada [Member] | Quota Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	ITB Ice Tea do Brazil Limitada
% holding as between NV/PLC	32.28%
Nominal Value | BRL / shares								BRL 1.00
Registered address	Rod. Dom Gabriel Paulino Bueno Couto, km. 66 – Part
Brazil [Member] | Unilever N.V. [member] | Gallo Brasil Distribuicao E Comercio Limitada [Member] | Quota Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Gallo Brasil Distribuição e comércio Limitada
% holding as between NV/PLC	0.00%
Nominal Value | BRL / shares								1.00
Registered address	Avenue Engenheiro Luiz Carlos Berrini, 105, 16º andar, Ed. Berrini One, Itaim Bibi, CEP 0471/001-00, City of São Paulo, State of São Paulo
Brazil [Member] | Unilever PLC [member] | ITB Ice Tea do Brazil Limitada [Member] | Quota Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	ITB Ice Tea do Brazil Limitada
% holding as between NV/PLC	17.72%
Nominal Value | BRL / shares								1.00
Registered address	Rod. Dom Gabriel Paulino Bueno Couto, km. 66 – Part
Brazil [Member] | Unilever PLC [member] | Gallo Brasil Distribuicao E Comercio Limitada [Member] | Quota Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Brazil
Name of Undertaking	Gallo Brasil Distribuição e comércio Limitada
% holding as between NV/PLC	55.00%
Nominal Value | BRL / shares								BRL 1.00
Registered address	Avenue Engenheiro Luiz Carlos Berrini, 105, 16º andar, Ed. Berrini One, Itaim Bibi, CEP 0471/001-00, City of São Paulo, State of São Paulo
Canada [Member] | A and W Root Beer Beverages Canada Inc. [Member] | Class B Common Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	40.00%
Canada [Member] | Unilever N.V. [member] | A and W Root Beer Beverages Canada Inc. [Member] | Class B Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Canada
Name of Undertaking	A&W Root Beer Beverages Canada Inc.
% holding as between NV/PLC	25.82%
Nominal Value | CAD / shares															CAD 0
Registered address	Suite 300-171 West Esplanade, North Vancouver, British Columbia Canada V7M 3K9
Canada [Member] | Unilever PLC [member] | A and W Root Beer Beverages Canada Inc. [Member] | Class B Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Canada
Name of Undertaking	A&W Root Beer Beverages Canada Inc.
% holding as between NV/PLC	14.18%
Nominal Value | CAD / shares															CAD 0
Registered address	Suite 300-171 West Esplanade, North Vancouver, British Columbia Canada V7M 3K9
Cyprus [Member] | Unilever PMT Limited [Member] | B Ordinary Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	49.00%
Cyprus [Member] | Unilever N.V. [member] | Unilever PMT Limited [Member] | B Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Cyprus
Name of Undertaking	Unilever PMT Limited
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.71
Registered address	2 Marcou Dracou str., Engomi Industrial Estate, 2409 Nicosia
Cyprus [Member] | Unilever PLC [member] | Unilever PMT Limited [Member] | B Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Cyprus
Name of Undertaking	Unilever PMT Limited
% holding as between NV/PLC	49.00%
Nominal Value	€ 1.71
Registered address	2 Marcou Dracou str., Engomi Industrial Estate, 2409 Nicosia
United Kingdom [member] | Arecor Limited [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	24.22%
United Kingdom [member] | Arecor Limited [Member] | Class A Ordinary Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	35.72%
United Kingdom [member] | Blis Media Limited [Member] | Series A Participating Preference Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	30.11%
United Kingdom [member] | Blow Limited [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	6.97%
United Kingdom [member] | Blow Limited [Member] | Preferred A Share [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	49.77%
United Kingdom [member] | CDDM Technology Limited [Member] | Preferred Ordinary Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	49.53%
United Kingdom [member] | SCA Investments Limited [Member] | Class A Ordinary Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	5.98%
United Kingdom [member] | SCA Investments Limited [Member] | H Ordinary Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	74.60%
United Kingdom [member] | SCA Investments Limited [Member] | I Ordinary Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	25.19%
United Kingdom [member] | SCA Investments Limited [Member] | J Ordinary Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	9.52%
United Kingdom [member] | Thenudeco Limited [Member] | Class A Ordinary Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	38.95%
United Kingdom [member] | Trinny London Limited [Member] | A Preferred Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	64.22%
United Kingdom [member] | Voltea Limited [Member] | Class A Ordinary Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	35.58%
United Kingdom [member] | Voltea Limited [Member] | Preferred A Share [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	66.83%
United Kingdom [member] | Voltea Limited [Member] | B Preferred Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	12.44%
United Kingdom [member] | Voltea Limited [Member] | C Preferred Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	18.14%
United Kingdom [member] | Voltea Limited [Member] | Preferred D Share [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	3.56%
United Kingdom [member] | Unilever N.V. [member] | Arecor Limited [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Arecor Limited
% holding as between NV/PLC	0.00%
Nominal Value | £ / shares		0.01000
Registered address	Chesterford Research Park, Little Chesterford, Saffron, Waldon CB10 1XL
United Kingdom [member] | Unilever N.V. [member] | Arecor Limited [Member] | Class A Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Arecor Limited
% holding as between NV/PLC	0.00%
Nominal Value | £ / shares		0.01000
Registered address	Chesterford Research Park, Little Chesterford, Saffron, Waldon CB10 1XL
United Kingdom [member] | Unilever N.V. [member] | Blis Media Limited [Member] | Series A Participating Preference Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Blis Media Limited
% holding as between NV/PLC	30.11%
Nominal Value | £ / shares		0.00001
Registered address	3rd Floor, 101 New Cavendish Street, London W1W 6XH
United Kingdom [member] | Unilever N.V. [member] | Blow Limited [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Blow Limited
% holding as between NV/PLC	6.97%
Nominal Value | £ / shares		0.00100
Registered address	Cambridge House, 16 High Street, Saffron Walden, Essex CB10 1AX
United Kingdom [member] | Unilever N.V. [member] | Blow Limited [Member] | Preferred A Share [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Blow Limited
% holding as between NV/PLC	49.77%
Nominal Value | £ / shares		0.00100
Registered address	Cambridge House, 16 High Street, Saffron Walden, Essex CB10 1AX
United Kingdom [member] | Unilever N.V. [member] | CDDM Technology Limited [Member] | Preferred Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	CDDM Technology Limited
% holding as between NV/PLC	0.00%
Nominal Value | £ / shares		0.01000
Registered address	First Floor, 59-61 High Street West, Glossop SK13 8AZ
United Kingdom [member] | Unilever N.V. [member] | Langholm Capital II L.P. [Member] | Partnership [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Langholm Capital II L.P.
% holding as between NV/PLC	46.30%
Registered address	1st Floor, Charles House, 5-11 Regent Street, London SW1Y 4LR
United Kingdom [member] | Unilever N.V. [member] | SCA Investments Limited [Member] | Class A Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	SCA Investments Limited
% holding as between NV/PLC	5.98%
Nominal Value | £ / shares		0.00100
Registered address	Unit 3 Morris House, Swainson Road, London W3 7UP
United Kingdom [member] | Unilever N.V. [member] | SCA Investments Limited [Member] | H Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	SCA Investments Limited
% holding as between NV/PLC	74.60%
Nominal Value | £ / shares		0.00100
Registered address	Unit 3 Morris House, Swainson Road, London W3 7UP
United Kingdom [member] | Unilever N.V. [member] | SCA Investments Limited [Member] | I Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	SCA Investments Limited
% holding as between NV/PLC	25.19%
Nominal Value | £ / shares		0.00100
Registered address	Unit 3 Morris House, Swainson Road, London W3 7UP
United Kingdom [member] | Unilever N.V. [member] | SCA Investments Limited [Member] | J Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	SCA Investments Limited
% holding as between NV/PLC	9.52%
Nominal Value | £ / shares		0.00100
Registered address	Unit 3 Morris House, Swainson Road, London W3 7UP
United Kingdom [member] | Unilever N.V. [member] | Thenudeco Limited [Member] | Class A Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	THENUDECO LIMITED
% holding as between NV/PLC	38.95%
Nominal Value | £ / shares		0.00100
Registered address	167 Wimbledon Park Road, London SW18 5RH
United Kingdom [member] | Unilever N.V. [member] | Trinny London Limited [Member] | A Preferred Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Trinny London Limited
% holding as between NV/PLC	64.22%
Nominal Value | £ / shares		0.01000
Registered address	Cambridge House, 16 High Street, Saffron Walden, Essex CB10 1AX
United Kingdom [member] | Unilever N.V. [member] | Voltea Limited [Member] | Class A Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Voltea Limited
% holding as between NV/PLC	0.00%
Nominal Value	€ 0.10
Registered address	5th Floor, 6 St Andrew Street, London EC4A 3AE
United Kingdom [member] | Unilever N.V. [member] | Voltea Limited [Member] | Preferred A Share [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Voltea Limited
% holding as between NV/PLC	0.00%
Nominal Value	€ 0.10
Registered address	5th Floor, 6 St Andrew Street, London EC4A 3AE
United Kingdom [member] | Unilever N.V. [member] | Voltea Limited [Member] | B Preferred Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Voltea Limited
% holding as between NV/PLC	0.00%
Nominal Value	€ 0.10
Registered address	5th Floor, 6 St Andrew Street, London EC4A 3AE
United Kingdom [member] | Unilever N.V. [member] | Voltea Limited [Member] | C Preferred Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Voltea Limited
% holding as between NV/PLC	0.00%
Nominal Value	€ 0.10
Registered address	5th Floor, 6 St Andrew Street, London EC4A 3AE
United Kingdom [member] | Unilever N.V. [member] | Voltea Limited [Member] | Preferred D Share [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Voltea Limited
% holding as between NV/PLC	0.00%
Nominal Value	€ 0.10
Registered address	5th Floor, 6 St Andrew Street, London EC4A 3AE
United Kingdom [member] | Unilever PLC [member] | Arecor Limited [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Arecor Limited
% holding as between NV/PLC	24.22%
Nominal Value | £ / shares		0.01000
Registered address	Chesterford Research Park, Little Chesterford, Saffron, Waldon CB10 1XL
United Kingdom [member] | Unilever PLC [member] | Arecor Limited [Member] | Class A Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Arecor Limited
% holding as between NV/PLC	35.72%
Nominal Value | £ / shares		0.01000
Registered address	Chesterford Research Park, Little Chesterford, Saffron, Waldon CB10 1XL
United Kingdom [member] | Unilever PLC [member] | Blis Media Limited [Member] | Series A Participating Preference Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Blis Media Limited
% holding as between NV/PLC	0.00%
Nominal Value | £ / shares		0.00001
Registered address	3rd Floor, 101 New Cavendish Street, London W1W 6XH
United Kingdom [member] | Unilever PLC [member] | Blow Limited [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Blow Limited
% holding as between NV/PLC	0.00%
Nominal Value | £ / shares		0.00100
Registered address	Cambridge House, 16 High Street, Saffron Walden, Essex CB10 1AX
United Kingdom [member] | Unilever PLC [member] | Blow Limited [Member] | Preferred A Share [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Blow Limited
% holding as between NV/PLC	0.00%
Nominal Value | £ / shares		0.00100
Registered address	Cambridge House, 16 High Street, Saffron Walden, Essex CB10 1AX
United Kingdom [member] | Unilever PLC [member] | CDDM Technology Limited [Member] | Preferred Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	CDDM Technology Limited
% holding as between NV/PLC	49.53%
Nominal Value | £ / shares		0.01000
Registered address	First Floor, 59-61 High Street West, Glossop SK13 8AZ
United Kingdom [member] | Unilever PLC [member] | Langholm Capital II L.P. [Member] | Partnership [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Langholm Capital II L.P.
% holding as between NV/PLC	0.00%
Registered address	1st Floor, Charles House, 5-11 Regent Street, London SW1Y 4LR
United Kingdom [member] | Unilever PLC [member] | SCA Investments Limited [Member] | Class A Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	SCA Investments Limited
% holding as between NV/PLC	0.00%
Nominal Value | £ / shares		0.00100
Registered address	Unit 3 Morris House, Swainson Road, London W3 7UP
United Kingdom [member] | Unilever PLC [member] | SCA Investments Limited [Member] | H Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	SCA Investments Limited
% holding as between NV/PLC	0.00%
Nominal Value | £ / shares		0.00100
Registered address	Unit 3 Morris House, Swainson Road, London W3 7UP
United Kingdom [member] | Unilever PLC [member] | SCA Investments Limited [Member] | I Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	SCA Investments Limited
% holding as between NV/PLC	0.00%
Nominal Value | £ / shares		0.00100
Registered address	Unit 3 Morris House, Swainson Road, London W3 7UP
United Kingdom [member] | Unilever PLC [member] | SCA Investments Limited [Member] | J Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	SCA Investments Limited
% holding as between NV/PLC	0.00%
Nominal Value | £ / shares		0.00100
Registered address	Unit 3 Morris House, Swainson Road, London W3 7UP
United Kingdom [member] | Unilever PLC [member] | Thenudeco Limited [Member] | Class A Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	THENUDECO LIMITED
% holding as between NV/PLC	0.00%
Nominal Value | £ / shares		0.00100
Registered address	167 Wimbledon Park Road, London SW18 5RH
United Kingdom [member] | Unilever PLC [member] | Trinny London Limited [Member] | A Preferred Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Trinny London Limited
% holding as between NV/PLC	0.00%
Nominal Value | £ / shares		£ 0.01000
Registered address	Cambridge House, 16 High Street, Saffron Walden, Essex CB10 1AX
United Kingdom [member] | Unilever PLC [member] | Voltea Limited [Member] | Class A Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Voltea Limited
% holding as between NV/PLC	35.58%
Nominal Value	€ 0.10
Registered address	5th Floor, 6 St Andrew Street, London EC4A 3AE
United Kingdom [member] | Unilever PLC [member] | Voltea Limited [Member] | Preferred A Share [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Voltea Limited
% holding as between NV/PLC	66.83%
Nominal Value	€ 0.10
Registered address	5th Floor, 6 St Andrew Street, London EC4A 3AE
United Kingdom [member] | Unilever PLC [member] | Voltea Limited [Member] | B Preferred Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Voltea Limited
% holding as between NV/PLC	12.44%
Nominal Value	€ 0.10
Registered address	5th Floor, 6 St Andrew Street, London EC4A 3AE
United Kingdom [member] | Unilever PLC [member] | Voltea Limited [Member] | C Preferred Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Voltea Limited
% holding as between NV/PLC	18.14%
Nominal Value	€ 0.10
Registered address	5th Floor, 6 St Andrew Street, London EC4A 3AE
United Kingdom [member] | Unilever PLC [member] | Voltea Limited [Member] | Preferred D Share [Member]
Disclosure of associates [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Voltea Limited
% holding as between NV/PLC	3.56%
Nominal Value	€ 0.10
Registered address	5th Floor, 6 St Andrew Street, London EC4A 3AE
France [Member] | Relais D'or Centrale S.A.S. [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	49.99%
France [Member] | Unilever N.V. [member] | Relais D'or Centrale S.A.S. [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	France
Name of Undertaking	Relais D’or Centrale S.A.S.
% holding as between NV/PLC	32.27%
Nominal Value	€ 0
Registered address	7 rue Armand Peugeot, 92500 Rueil-Malmaison
France [Member] | Unilever PLC [member] | Relais D'or Centrale S.A.S. [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	France
Name of Undertaking	Relais D’or Centrale S.A.S.
% holding as between NV/PLC	17.72%
Nominal Value	€ 0
Registered address	7 rue Armand Peugeot, 92500 Rueil-Malmaison
Germany [Member] | Hans Henglein and Sohn GmbH [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	50.00%
Germany [Member] | Henglein and Co. Handels-und Beteiligungs GmbH and Co. KG [Member] | Partnership Interest [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	50.00%
Germany [Member] | Henglein Geschaftsfuhrungs GmbH [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	50.00%
Germany [Member] | Nurnberger Klosteig NK GmbH and Co KG [Member] | Partnership Interest [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	50.00%
Germany [Member] | Henglein GmbH [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	50.00%
Germany [Member] | Hochreiter Frischteigwaren GmbH [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	50.00%
Germany [Member] | Unilever N.V. [member] | Hans Henglein and Sohn GmbH [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Hans Henglein & Sohn GmbH
% holding as between NV/PLC	32.78%
Nominal Value	€ 100,000.00
Registered address	Beerbachstraße 19, 91183 Abenberg
Germany [Member] | Unilever N.V. [member] | Henglein and Co. Handels-und Beteiligungs GmbH and Co. KG [Member] | Partnership Interest [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Henglein & Co. Handels-und Beteiligungs GmbH & Co. KG
% holding as between NV/PLC	32.00%
Registered address	Beerbachstraße 19, 91183 Abenberg
Germany [Member] | Unilever N.V. [member] | Henglein Geschaftsfuhrungs GmbH [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Henglein Geschäftsführungs GmbH
% holding as between NV/PLC	32.00%
Nominal Value	€ 50,000.00
Registered address	Beerbachstraße 19, 91183 Abenberg
Germany [Member] | Unilever N.V. [member] | Nurnberger Klosteig NK GmbH and Co KG [Member] | Partnership Interest [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Nürnberger Kloßteig NK GmbH & Co. KG
% holding as between NV/PLC	32.00%
Registered address	Beerbachstraße 19, 91183 Abenberg
Germany [Member] | Unilever N.V. [member] | Henglein GmbH [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Henglein GmbH
% holding as between NV/PLC	32.00%
Nominal Value	€ 50,000.00
Registered address	Bad Bribaer Straße, 06647 Klosterhäseler
Germany [Member] | Unilever N.V. [member] | Hochreiter Frischteigwaren GmbH [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Hochreiter Frischteigwaren GmbH
% holding as between NV/PLC	32.78%
Nominal Value	€ 250,000.00
Registered address	Bad Bribaer Straße, 06647 Klosterhäseler
Germany [Member] | Unilever PLC [member] | Hans Henglein and Sohn GmbH [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Hans Henglein & Sohn GmbH
% holding as between NV/PLC	17.22%
Nominal Value	€ 100,000.00
Registered address	Beerbachstraße 19, 91183 Abenberg
Germany [Member] | Unilever PLC [member] | Henglein and Co. Handels-und Beteiligungs GmbH and Co. KG [Member] | Partnership Interest [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Henglein & Co. Handels-und Beteiligungs GmbH & Co. KG
% holding as between NV/PLC	18.00%
Registered address	Beerbachstraße 19, 91183 Abenberg
Germany [Member] | Unilever PLC [member] | Henglein Geschaftsfuhrungs GmbH [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Henglein Geschäftsführungs GmbH
% holding as between NV/PLC	18.00%
Nominal Value	€ 50,000.00
Registered address	Beerbachstraße 19, 91183 Abenberg
Germany [Member] | Unilever PLC [member] | Nurnberger Klosteig NK GmbH and Co KG [Member] | Partnership Interest [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Nürnberger Kloßteig NK GmbH & Co. KG
% holding as between NV/PLC	18.00%
Registered address	Beerbachstraße 19, 91183 Abenberg
Germany [Member] | Unilever PLC [member] | Henglein GmbH [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Henglein GmbH
% holding as between NV/PLC	18.00%
Nominal Value	€ 50,000.00
Registered address	Bad Bribaer Straße, 06647 Klosterhäseler
Germany [Member] | Unilever PLC [member] | Hochreiter Frischteigwaren GmbH [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Germany
Name of Undertaking	Hochreiter Frischteigwaren GmbH
% holding as between NV/PLC	17.22%
Nominal Value	€ 250,000.00
Registered address	Bad Bribaer Straße, 06647 Klosterhäseler
Indonesia [Member] | PT Anugrah Mutu Bersama [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	40.00%
Indonesia [Member] | Unilever N.V. [member] | PT Anugrah Mutu Bersama [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Indonesia
Name of Undertaking	PT Anugrah Mutu Bersama
% holding as between NV/PLC	26.22%
Nominal Value | IDR / shares												IDR 1,000,000.00
Registered address	Wisma Bango Lt.05, Jl.Sulaiman No.32, Jakarta Barat 11540
Indonesia [Member] | Unilever PLC [member] | PT Anugrah Mutu Bersama [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Indonesia
Name of Undertaking	PT Anugrah Mutu Bersama
% holding as between NV/PLC	13.78%
Nominal Value | IDR / shares												IDR 1,000,000.00
Registered address	Wisma Bango Lt.05, Jl.Sulaiman No.32, Jakarta Barat 11540
Ireland [Member] | Unilever N.V. [member] | Pepsi Lipton International Limited [Member] | C Preferred Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Pepsi Lipton International LimitedD
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	70 Sir John Rogersons Quay, Dublin 2
Ireland [Member] | Unilever N.V. [member] | Pepsi Lipton International Limited [Member] | E Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Pepsi Lipton International LimitedD
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	70 Sir John Rogersons Quay, Dublin 2
Ireland [Member] | Unilever N.V. [member] | Pepsi Lipton International Limited [Member] | G Preferred Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Pepsi Lipton International LimitedD
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	70 Sir John Rogersons Quay, Dublin 2
Ireland [Member] | Unilever N.V. [member] | Pepsi Lipton International Limited [Member] | Series seed [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Pepsi Lipton International LimitedD
% holding as between NV/PLC	100.00%
Nominal Value	€ 1.00
Registered address	70 Sir John Rogersons Quay, Dublin 2
Ireland [Member] | Unilever PLC [member] | Pepsi Lipton International Limited [Member] | C Preferred Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Pepsi Lipton International Limited
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	70 Sir John Rogersons Quay, Dublin 2
Ireland [Member] | Unilever PLC [member] | Pepsi Lipton International Limited [Member] | E Ordinary Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Pepsi Lipton International LimitedD
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	70 Sir John Rogersons Quay, Dublin 2
Ireland [Member] | Unilever PLC [member] | Pepsi Lipton International Limited [Member] | G Preferred Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Pepsi Lipton International LimitedD
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	70 Sir John Rogersons Quay, Dublin 2
Ireland [Member] | Unilever PLC [member] | Pepsi Lipton International Limited [Member] | Series seed [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Ireland
Name of Undertaking	Pepsi Lipton International LimitedD
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	70 Sir John Rogersons Quay, Dublin 2
India [Member] | Peel- Works Private Limited [Member] | Series B-2 Preference shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	48.15%
India [Member] | Unilever N.V. [member] | AAIDEA Solutions Private Limited [Member] | Seed B CCPS [Member]
Disclosure of associates [Line Items]
Country of Incorporation	India
Name of Undertaking	AAIDEA Solutions Private Limited
% holding as between NV/PLC	100.00%
Nominal Value | ₨ / shares							₨ 100.00
Registered address	101, Tower 5, Orchid Petals, Sector 49, Gurgaon
India [Member] | Unilever N.V. [member] | Peel- Works Private Limited [Member] | Series B-2 Preference shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	India
Name of Undertaking	Peel-Works Private Limited
% holding as between NV/PLC	48.15%
Nominal Value | ₨ / shares							30.00
Registered address	7th Floor, 703/704, Marathon Icon, Off Ganpatrao Kadam Marg, Vir Santaji Marg, Lower Parel, Mumbai-400013
India [Member] | Unilever PLC [member] | AAIDEA Solutions Private Limited [Member] | Seed B CCPS [Member]
Disclosure of associates [Line Items]
Country of Incorporation	India
Name of Undertaking	AAIDEA Solutions Private Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares							100.00
Registered address	101, Tower 5, Orchid Petals, Sector 49, Gurgaon
India [Member] | Unilever PLC [member] | Peel- Works Private Limited [Member] | Series B-2 Preference shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	India
Name of Undertaking	Peel-Works Private Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₨ / shares							₨ 30.00
Registered address	7t Floor, 703/704, Marathon Icon, Off Ganpatrao Kadam Marg, Vir Santaji Marg, Lower Parel, mumbai-400013
Israel [Member] | Iluminage Beauty Limited [Member] | Preference Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	99.74%
Israel [Member] | Unilever N.V. [member] | Iluminage Beauty Limited [Member] | Preference Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Iluminage Beauty Limited
% holding as between NV/PLC	99.74%
Nominal Value | ₪ / shares										₪ 1.00
Registered address	Kochav Yokneam Building, 4th Floor, P.O. Box 14, Yokneam Illit 20692
Israel [Member] | Unilever PLC [member] | Iluminage Beauty Limited [Member] | Preference Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Israel
Name of Undertaking	Iluminage Beauty Limited
% holding as between NV/PLC	0.00%
Nominal Value | ₪ / shares										₪ 1.00
Registered address	Kochav Yokneam Building, 4th Floor, P.O. Box 14, Yokneam Illit 20692
Japan [Member] | Grom Japan K.K [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	34.00%
Japan [Member] | Unilever N.V. [member] | Grom Japan K.K [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Japan
Name of Undertaking	Grom Japan K.K
% holding as between NV/PLC	34.00%
Nominal Value | ¥ / shares									¥ 50,000.00
Registered address	#308, 5-4-1, Minami Azabu, Tokyo
Japan [Member] | Unilever PLC [member] | Grom Japan K.K [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Japan
Name of Undertaking	Grom Japan K.K
% holding as between NV/PLC	0.00%
Nominal Value | ¥ / shares									¥ 50,000.00
Registered address	#308, 5-4-1, Minami Azabu, Tokyo
Luxembourg [member] | Unilever N.V. [member] | Helpling Group Holding S.a. r.l. [Member] | Series C2 Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Luxembourg
Name of Undertaking	Helpling Group Holding S.à r.l.
% holding as between NV/PLC	98.57%
Nominal Value	€ 1.00
Registered address	5 Heienhaff, L-1736 Senningerberg
Luxembourg [member] | Unilever PLC [member] | Helpling Group Holding S.a. r.l. [Member] | Series C2 Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Luxembourg
Name of Undertaking	Helpling Group Holding S.à r.l.
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	5 Heienhaff, L-1736 Senningerberg
Mauritius [Member] | Capvent Asia Consumer Fund Limited [Member] | Class A Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	41.00%
Mauritius [Member] | Unilever N.V. [member] | Capvent Asia Consumer Fund Limited [Member] | Class A Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Mauritius
Name of Undertaking	Capvent Asia Consumer Fund Limited
% holding as between NV/PLC	41.00%
Nominal Value | $ / shares			$ 0.01
Registered address	c/o Equinoxe Alternative Investment services (Mauritius Limited); 12th Floor, Standard Chartered Tower. Ebene 72201
Mauritius [Member] | Unilever PLC [member] | Capvent Asia Consumer Fund Limited [Member] | Class A Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Mauritius
Name of Undertaking	Capvent Asia Consumer Fund Limited
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			0.01
Registered address	c/o Equinoxe Alternative Investment services (Mauritius Limited); 12th Floor, Standard Chartered Tower. Ebene 72201
Oman [Member] | Unilever N.V. [member] | Towell Unilever LLC [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Oman
Name of Undertaking	Towell Unilever LLC
% holding as between NV/PLC	0.00%
Nominal Value | OMR / shares													OMR 10.00
Registered address	Po Box 1711, Ruwi, Postal code 112
Oman [Member] | Unilever PLC [member] | Towell Unilever LLC [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Oman
Name of Undertaking	Towell Unilever LLC
% holding as between NV/PLC	49.00%
Nominal Value | OMR / shares													OMR 10.00
Registered address	Po Box 1711, Ruwi, Postal code 112
Philippines [Member] | Unilever N.V. [member] | Sto Tomas Paco Land Corp [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Sto Tomas Paco Land Corp
% holding as between NV/PLC	64.55%
Nominal Value | PHP / shares														PHP 1.00
Registered address	11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City, M.M
Philippines [Member] | Unilever N.V. [member] | Paco Platform Seven Point Five Inc [Member] | Common B [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Paco Platform 7.5 Inc.
% holding as between NV/PLC	64.55%
Nominal Value | PHP / shares														1.00
Registered address	11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City, M.M
Philippines [Member] | Unilever N.V. [member] | Cavite Horizons Land Inc [Member] | Preference Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Cavite Horizons Land, Inc.
% holding as between NV/PLC	64.55%
Nominal Value | PHP / shares														10,000.00
Registered address	11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City, M.M
Philippines [Member] | Unilever N.V. [member] | Cavite Horizons Land Inc [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Cavite Horizons Land, Inc.
% holding as between NV/PLC	22.66%
Nominal Value | PHP / shares														1.00
Registered address	11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City, M.M
Philippines [Member] | Unilever N.V. [member] | Industrial Realties Inc [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Industrial Realties, Inc.
% holding as between NV/PLC	29.30%
Nominal Value | PHP / shares														1.00
Registered address	11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City, M.M
Philippines [Member] | Unilever N.V. [member] | WS Holdings Inc [Member] | Common B [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	WS Holdings Inc.
% holding as between NV/PLC	64.55%
Nominal Value | PHP / shares														1.00
Registered address	Manggahan Light Industrial Compound, A. Rodriguez Avenue, Bo. Manggahan, Pasig City
Philippines [Member] | Unilever N.V. [member] | Selecta Walls Land Corp [Member] | Common B [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Selecta Walls Land Corp
% holding as between NV/PLC	64.55%
Nominal Value | PHP / shares														10.00
Registered address	Manggahan Light Industrial Compound, A. Rodriguez Avenue, Bo. Manggahan, Pasig City
Philippines [Member] | Unilever PLC [member] | Sto Tomas Paco Land Corp [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Sto Tomas Paco Land Corp
% holding as between NV/PLC	35.45%
Nominal Value | PHP / shares														1.00
Registered address	11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City, M.M
Philippines [Member] | Unilever PLC [member] | Paco Platform Seven Point Five Inc [Member] | Common B [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Paco Platform 7.5 Inc.
% holding as between NV/PLC	35.45%
Nominal Value | PHP / shares														1.00
Registered address	11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City, M.M
Philippines [Member] | Unilever PLC [member] | Cavite Horizons Land Inc [Member] | Preference Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Cavite Horizons Land, Inc.
% holding as between NV/PLC	35.45%
Nominal Value | PHP / shares														10,000.00
Registered address	11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City, M.M
Philippines [Member] | Unilever PLC [member] | Cavite Horizons Land Inc [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Cavite Horizons Land, Inc.
% holding as between NV/PLC	12.44%
Nominal Value | PHP / shares														1.00
Registered address	11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City, M.M
Philippines [Member] | Unilever PLC [member] | Industrial Realties Inc [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Industrial Realties, Inc.
% holding as between NV/PLC	16.10%
Nominal Value | PHP / shares														1.00
Registered address	11th Avenue corner 39th Street, Bonifacio Triangle, Bonifacio Global City, Taguig City, M.M
Philippines [Member] | Unilever PLC [member] | WS Holdings Inc [Member] | Common B [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	WS Holdings Inc.
% holding as between NV/PLC	35.45%
Nominal Value | PHP / shares														1.00
Registered address	Manggahan Light Industrial Compound, A. Rodriguez Avenue, Bo. Manggahan, Pasig City
Philippines [Member] | Unilever PLC [member] | Selecta Walls Land Corp [Member] | Common B [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Philippines
Name of Undertaking	Selecta Walls Land Corp
% holding as between NV/PLC	35.45%
Nominal Value | PHP / shares														PHP 10.00
Registered address	Manggahan Light Industrial Compound, A. Rodriguez Avenue, Bo. Manggahan, Pasig City
Portugal [Member] | Fima Ola Produtos Alimentares S A [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	55.00%
Portugal [Member] | Gallo Worldwide Limitada [Member] | Quota Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	55.00%
Portugal [Member] | Transportadora Central Do Infante Limitada [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	54.00%
Portugal [Member] | Unilever Fima, Limitada [Member] | Quota Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	55.00%
Portugal [Member] | Victor Guedes Industria e Comercio S A [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	55.00%
Portugal [Member] | Unilever N.V. [member] | Fima Ola Produtos Alimentares S A [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Portugal
Name of Undertaking	Fima Ola - Produtos Alimentares, S.A.
% holding as between NV/PLC	0.00%
Nominal Value	€ 500.00
Registered address	Largo Monterroio Mascarenhas, 1,1099-081 Lisboa
Portugal [Member] | Unilever N.V. [member] | Gallo Worldwide Limitada [Member] | Quota Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Portugal
Name of Undertaking	Gallo Worldwide, Limitada
% holding as between NV/PLC	0.00%
Nominal Value	€ 1,000,000.00
Registered address	Largo Monterroio Mascarenhas, 1,1099-081 Lisboa
Portugal [Member] | Unilever N.V. [member] | Transportadora Central Do Infante Limitada [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Portugal
Name of Undertaking	Transportadora Central do Infante, Limitada
% holding as between NV/PLC	0.00%
Nominal Value	€ 1.00
Registered address	Largo Monterroio Mascarenhas, 1,1099-081 Lisboa
Portugal [Member] | Unilever N.V. [member] | Unilever Fima, Limitada [Member] | Quota Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Portugal
Name of Undertaking	Unilever Fima, Limitada
% holding as between NV/PLC	0.00%
Nominal Value	€ 26,295,157.00
Registered address	Largo Monterroio Mascarenhas, 1,1099-081 Lisboa
Portugal [Member] | Unilever N.V. [member] | Victor Guedes Industria e Comercio S A [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Portugal
Name of Undertaking	Victor Guedes - Industria e Comercio, S.A.
% holding as between NV/PLC	0.00%
Nominal Value	€ 5.00
Registered address	Largo Monterroio Mascarenhas, 1,1099-081 Lisboa
Portugal [Member] | Unilever PLC [member] | Fima Ola Produtos Alimentares S A [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Portugal
Name of Undertaking	Fima Ola - Produtos Alimentares, S.A.
% holding as between NV/PLC	55.00%
Nominal Value	€ 500.00
Registered address	Largo Monterroio Mascarenhas, 1,1099-081 Lisboa
Portugal [Member] | Unilever PLC [member] | Gallo Worldwide Limitada [Member] | Quota Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Portugal
Name of Undertaking	Gallo Worldwide, Limitada
% holding as between NV/PLC	55.00%
Nominal Value	€ 1,000,000.00
Registered address	Largo Monterroio Mascarenhas, 1,1099-081 Lisboa
Portugal [Member] | Unilever PLC [member] | Transportadora Central Do Infante Limitada [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Portugal
Name of Undertaking	Transportadora Central do Infante, Limitada
% holding as between NV/PLC	54.00%
Nominal Value	€ 1.00
Registered address	Largo Monterroio Mascarenhas, 1,1099-081 Lisboa
Portugal [Member] | Unilever PLC [member] | Unilever Fima, Limitada [Member] | Quota Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Portugal
Name of Undertaking	Unilever Fima, Limitada
% holding as between NV/PLC	55.00%
Nominal Value	€ 26,295,157.00
Registered address	Largo Monterroio Mascarenhas, 1,1099-081 Lisboa
Portugal [Member] | Unilever PLC [member] | Victor Guedes Industria e Comercio S A [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	Portugal
Name of Undertaking	Victor Guedes - Industria e Comercio, S.A.
% holding as between NV/PLC	55.00%
Nominal Value	€ 5.00
Registered address	Largo Monterroio Mascarenhas, 1,1099-081 Lisboa
Sweden [Member] | SachaJuan Haircare AB [member] | Class B Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	99.50%
Sweden [Member] | Unilever N.V. [member] | SachaJuan Haircare AB [member] | Class B Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	SachaJuan Haircare AB
% holding as between NV/PLC	99.50%
Nominal Value | SEK / shares				SEK 1.00
Registered address	No 18 Office & Lounge, Briger Jarlsgatan 18,114 34 Stockholm
Sweden [Member] | Unilever PLC [member] | SachaJuan Haircare AB [member] | Class B Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	Sweden
Name of Undertaking	SachaJuan Haircare AB
% holding as between NV/PLC	0.00%
Nominal Value | SEK / shares				SEK 1.00
Registered address	No 18 Office & Lounge, Briger Jarlsgatan 18,114 34 Stockholm
United Arab Emirates [Member] | Al Gurg Unilever LLC [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	49.00%
United Arab Emirates [Member] | Thani Murshid Unilever LLC [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	49.00%
United Arab Emirates [Member] | Unilever N.V. [member] | Al Gurg Unilever LLC [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	United Arab Emirates
Name of Undertaking	Al Gurg Unilever LLC
% holding as between NV/PLC	0.00%
Nominal Value | AED / shares					AED 1,000.00
Registered address	P.O. Box 49, Dubai
United Arab Emirates [Member] | Unilever N.V. [member] | Thani Murshid Unilever LLC [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	United Arab Emirates
Name of Undertaking	Thani Murshid Unilever LLC
% holding as between NV/PLC	49.00%
Nominal Value | AED / shares					1,000.00
Registered address	P.O. Box 49, Dubai
United Arab Emirates [Member] | Unilever PLC [member] | Al Gurg Unilever LLC [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	United Arab Emirates
Name of Undertaking	Al Gurg Unilever LLC
% holding as between NV/PLC	49.00%
Nominal Value | AED / shares					1,000.00
Registered address	P.O. Box 49, Dubai
United Arab Emirates [Member] | Unilever PLC [member] | Thani Murshid Unilever LLC [Member] | Ordinary Shares [member]
Disclosure of associates [Line Items]
Country of Incorporation	United Arab Emirates
% holding as between NV/PLC	0.00%
Nominal Value | AED / shares					AED 1,000.00
Registered address	P.O. Box 49, Dubai
United States [member] | Beauty Bakerie Cosmetics Brand Inc [Member] | Series A Preferred Stock [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	50.05%
United States [member] | Machine Vantage [Member] | Series A Preferred Stock [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	55.19%
United States [member] | Machine Vantage [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	9.86%
United States [member] | Quantbiome Inc. (dba Thryve) [Member] | Series Seed-2 Preferred Stock [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	23.26%
United States [member] | Discuss io Inc [Member] | Series seed [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	15.36%
United States [member] | Discuss io Inc [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	8.30%
United States [member] | Discuss io Inc [Member] | Series A Preferred Convertible Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	53.91%
United States [member] | Pepsi Lipton Tea Partnership [Member] | Partnership Interest [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	50.00%
United States [member] | Physic Ventures L.P. [Member] | Partnership Interest [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	57.27%
United States [member] | Sunbasket Inc [Member] | Series C2 Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	89.03%
United States [member] | Sunbasket Inc [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	2.51%
United States [member] | Sunbasket Inc [Member] | Series D [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	1.92%
United States [member] | Nutraceutical Wellness Inc (dba Nutrafol) [Member] | Series A-1 Preferred [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	41.70%
United States [member] | Nutraceutical Wellness Inc (dba Nutrafol) [Member] | Series A-3 Preferred [Member]
Disclosure of associates [Line Items]
% holding as between NV/PLC	56.82%
United States [member] | Unilever N.V. [member] | Beauty Bakerie Cosmetics Brand Inc [Member] | Series A Preferred Stock [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Beauty Bakerie Cosmetics Brand Inc
% holding as between NV/PLC	50.05%
Nominal Value | $ / shares			0.00100
Registered address	1679 South Dupont Highway, Suite 100, Dover, Kent County, Delaware 19901
United States [member] | Unilever N.V. [member] | Machine Vantage [Member] | Series A Preferred Stock [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Machine Vantage
% holding as between NV/PLC	55.19%
United States [member] | Unilever N.V. [member] | Machine Vantage [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Machine Vantage
% holding as between NV/PLC	9.86%
Registered address	2600 Tenth St #101, Berkeley CA 94710
United States [member] | Unilever N.V. [member] | Quantbiome Inc. (dba Thryve) [Member] | Series Seed-2 Preferred Stock [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Quantbiome Inc. (dba Thryve)
% holding as between NV/PLC	23.26%
Nominal Value | $ / shares			0.00001
Registered address	c/o Law Traders Inc., 300 Delaware Ave., Suite 210, in the City of Wilmington, County of New Castle
United States [member] | Unilever N.V. [member] | Discuss io Inc [Member] | Series seed [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Discuss.io Inc
% holding as between NV/PLC	15.36%
Nominal Value | $ / shares			0.00010
Registered address	C/O National Registered Agents, Inc.160 Green Tree Drive, Suite 101, Dover, Delaware 19904
United States [member] | Unilever N.V. [member] | Discuss io Inc [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Discuss.io Inc
% holding as between NV/PLC	8.30%
Nominal Value | $ / shares			0.00010
Registered address	C/O National Registered Agents, Inc.160 Green Tree Drive, Suite 101, Dover, Delaware 19904
United States [member] | Unilever N.V. [member] | Discuss io Inc [Member] | Series A Preferred Convertible Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Discuss.io Inc
% holding as between NV/PLC	53.91%
Nominal Value | $ / shares			0.00010
Registered address	C/O National Registered Agents, Inc.160 Green Tree Drive, Suite 101, Dover, Delaware 19904
United States [member] | Unilever N.V. [member] | Pepsi Lipton Tea Partnership [Member] | Partnership Interest [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Pepsi Lipton Tea Partnership
% holding as between NV/PLC	27.70%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever N.V. [member] | Physic Ventures L.P. [Member] | Partnership Interest [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Physic Ventures L.P.
% holding as between NV/PLC	57.27%
Registered address	548 Market St #70998, San Francisco, CA 94104-5401
United States [member] | Unilever N.V. [member] | Sunbasket Inc [Member] | Series C2 Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sunbasket Inc
% holding as between NV/PLC	89.03%
Nominal Value | $ / shares			0.00010
Registered address	1170 Olinder Court, San Jose, CA 95122
United States [member] | Unilever N.V. [member] | Sunbasket Inc [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sunbasket Inc
% holding as between NV/PLC	2.51%
Nominal Value | $ / shares			0.00010
Registered address	1170 Olinder Court, San Jose, CA 95122
United States [member] | Unilever N.V. [member] | Sunbasket Inc [Member] | Series D [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sunbasket Inc
% holding as between NV/PLC	1.92%
Nominal Value | $ / shares			0.00010
Registered address	1170 Olinder Court, San Jose, CA 95122
United States [member] | Unilever N.V. [member] | Nutraceutical Wellness Inc (dba Nutrafol) [Member] | Series A-1 Preferred [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Nutraceutical Wellness Inc (dba Nutrafol)
% holding as between NV/PLC	41.70%
Nominal Value | $ / shares			0.00010
Registered address	2711 Centerville Road, 400 Wilmington, 19808 New Castle
United States [member] | Unilever N.V. [member] | Nutraceutical Wellness Inc (dba Nutrafol) [Member] | Series A-3 Preferred [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Nutraceutical Wellness Inc (dba Nutrafol)
% holding as between NV/PLC	56.82%
Nominal Value | $ / shares			0.00010
Registered address	2711 Centerville Road, 400 Wilmington, 19808 New Castle
United States [member] | Unilever PLC [member] | Beauty Bakerie Cosmetics Brand Inc [Member] | Series A Preferred Stock [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Beauty Bakerie Cosmetics Brand Inc
% holding as between NV/PLC	0.00%
Registered address	1679 South Dupont Highway, Suite 100, Dover, Kent County, Delaware 19901
United States [member] | Unilever PLC [member] | Machine Vantage [Member] | Series A Preferred Stock [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Machine Vantage
% holding as between NV/PLC	0.00%
Registered address	2600 Tenth St #101, Berkeley CA 94710
United States [member] | Unilever PLC [member] | Machine Vantage [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Machine Vantage
% holding as between NV/PLC	0.00%
Registered address	2600 Tenth St #101, Berkeley CA 94710
United States [member] | Unilever PLC [member] | Quantbiome Inc. (dba Thryve) [Member] | Series Seed-2 Preferred Stock [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Quantbiome Inc. (dba Thryve)
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			0.00001
Registered address	c/o Law Traders Inc., 300 Delaware Ave., Suite 210, in the City of Wilmington, County of New Castle
United States [member] | Unilever PLC [member] | Discuss io Inc [Member] | Series seed [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Discuss.io Inc
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			0.00010
Registered address	C/O National Registered Agents, Inc.160 Green Tree Drive, Suite 101, Dover, Delaware 19904
United States [member] | Unilever PLC [member] | Discuss io Inc [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Discuss.io Inc
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			0.00010
Registered address	C/O National Registered Agents, Inc.160 Green Tree Drive, Suite 101, Dover, Delaware 19904
United States [member] | Unilever PLC [member] | Discuss io Inc [Member] | Series A Preferred Convertible Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Discuss.io Inc
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			0.00010
Registered address	C/O National Registered Agents, Inc.160 Green Tree Drive, Suite 101, Dover, Delaware 19904
United States [member] | Unilever PLC [member] | Pepsi Lipton Tea Partnership [Member] | Partnership Interest [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Pepsi Lipton Tea Partnership
% holding as between NV/PLC	22.30%
Registered address	700 Sylvan Avenue, Englewood Cliffs, New Jersey 076323201
United States [member] | Unilever PLC [member] | Physic Ventures L.P. [Member] | Partnership Interest [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Physic Ventures L.P.
% holding as between NV/PLC	0.00%
Registered address	548 Market St #70998, San Francisco, CA 94104-5401
United States [member] | Unilever PLC [member] | Sunbasket Inc [Member] | Series C2 Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sunbasket Inc
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			0.00010
Registered address	1170 Olinder Court, San Jose, CA 95122
United States [member] | Unilever PLC [member] | Sunbasket Inc [Member] | Common Shares [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sunbasket Inc
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			0.00010
Registered address	1170 Olinder Court, San Jose, CA 95122
United States [member] | Unilever PLC [member] | Sunbasket Inc [Member] | Series D [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Sunbasket Inc
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			0.00010
Registered address	1170 Olinder Court, San Jose, CA 95122
United States [member] | Unilever PLC [member] | Nutraceutical Wellness Inc (dba Nutrafol) [Member] | Series A-1 Preferred [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Nutraceutical Wellness Inc (dba Nutrafol)
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			0.00010
Registered address	2711 Centerville Road, 400 Wilmington, 19808 New Castle
United States [member] | Unilever PLC [member] | Nutraceutical Wellness Inc (dba Nutrafol) [Member] | Series A-3 Preferred [Member]
Disclosure of associates [Line Items]
Country of Incorporation	United States
Name of Undertaking	Nutraceutical Wellness Inc (dba Nutrafol)
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares			$ 0.00010
Registered address	2711 Centerville Road, 400 Wilmington, 19808 New Castle